United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	LEIFX
B	LEIBX
C	LEICX
F	LFEIX
R	FDERX
Institutional	LEISX

Federated Equity Income Fund, Inc.
Fund Established 1986

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2015, the Fund's sector composition1 was as follows:
Sector	Percentage of Total Net Assets
Financials	28.2%
Health Care	17.1%
Information Technology	13.3%
Industrials	10.6%
Consumer Discretionary	7.3%
Consumer Staples	6.7%
Energy	6.7%
Utilities	3.6%
Materials	2.5%
Telecommunication Services	1.4%
Derivative Contracts[2,3]	(0.0)%
Other Assets and Liabilities—Net[4]	2.6%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Shares		Value
	COMMON STOCKS—97.4%
	Consumer Discretionary—7.3%
325,298	Big Lots, Inc.	$14,280,582
106,722	DSW, Inc., Class A	3,697,917
323,494	Delphi Automotive PLC	28,137,508
190,627	Gap (The), Inc.	7,306,733
239,499	Kohl's Corp.	15,684,790
161,036	Lowe's Cos., Inc.	11,269,299
286,011	M.D.C. Holdings, Inc.	7,996,868
117,959	Macy's, Inc.	7,897,355
397,624	Pulte Group, Inc.	7,626,428
240,368	Staples, Inc.	3,957,659
56,786	Viacom, Inc., Class B	3,797,848
	TOTAL	111,652,987
	Consumer Staples—6.7%
463,594	Ahold NV, ADR	9,471,226
386,362	Archer-Daniels-Midland Co.	20,419,232
234,098	CVS Health Corp.	23,966,953
449,507	ConAgra Foods, Inc.	17,355,465
52,773	Kroger Co.	3,841,874
102,715	Philip Morris International, Inc.	8,532,535
251,655	Wal-Mart Stores, Inc.	18,690,417
	TOTAL	102,277,702
	Energy—6.7%
182,265	BP PLC, ADR	7,556,707
403,767	ENI SpA, ADR	14,515,424
190,272	Marathon Petroleum Corp.	19,685,541
129,741	Suncor Energy, Inc.	3,792,329
645,101	Superior Energy Services, Inc.	14,895,382
278,319	Tesoro Petroleum Corp.	24,631,232
270,245	Valero Energy Corp.	16,009,314
	TOTAL	101,085,929
	Financials—28.2%
72,419	Ace Ltd.	7,711,175
231,635	Allstate Corp.	15,593,668
136,644	American Financial Group, Inc.	8,676,894
773,041	American International Group, Inc.	45,307,933
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Financials—continued
943,556	Bank of America Corp.	$15,568,674
188,572	BioMed Realty Trust, Inc.	3,844,983
376,498	Capital One Financial Corp.	31,460,173
121,235	Digital Realty Trust, Inc.	8,006,359
334,297	Discover Financial Services	19,479,486
203,234	Goldman Sachs Group, Inc.	41,904,818
849,225	Hartford Financial Services Group, Inc.	34,911,640
739,922	Hospitality Properties Trust	22,338,245
694,893	JPMorgan Chase & Co.	45,710,062
542,572	Lincoln National Corp.	30,932,030
1,127,536	Morgan Stanley	43,071,875
166,235	PNC Financial Services Group	15,907,027
117,391	Sun Communities, Inc.	7,408,546
289,549	T. Rowe Price Group, Inc.	23,363,709
144,032	Wells Fargo & Co.	8,060,031
	TOTAL	429,257,328
	Health Care—17.1%
369,837	AbbVie, Inc.	24,627,446
296,842	Aetna, Inc.	35,018,451
34,468	AmerisourceBergen Corp.	3,879,718
164,636	Amgen, Inc.	25,726,021
64,035	Anthem, Inc.	10,748,275
179,870	Cardinal Health, Inc.	15,859,138
277,639	Johnson & Johnson	27,802,769
260,705	Medtronic PLC	19,897,006
487,034	Merck & Co., Inc.	29,655,500
64,940	Omnicare, Inc.	6,188,133
352,351	Pfizer, Inc.	12,244,197
660,807	Teva Pharmaceutical Industries Ltd., ADR	39,714,501
67,515	UnitedHealth Group, Inc.	8,115,978
	TOTAL	259,477,133
	Industrials—10.6%
627,683	Alaska Air Group, Inc.	40,573,429
137,306	Boeing Co.	19,294,239
268,355	Deluxe Corp.	17,129,100
177,661	General Dynamics Corp.	24,900,966
100,601	Lockheed Martin Corp.	18,933,108
582,374	OshKosh Truck Corp.	29,211,880
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Industrials—continued
290,764	Republic Services, Inc.	$11,714,881
	TOTAL	161,757,603
	Information Technology—13.3%
253,544	Apple, Inc.	33,031,712
94,137	Avnet, Inc.	4,142,969
121,325	CA, Inc.	3,694,346
265,577	Cisco Systems, Inc.	7,784,062
134,685	Computer Sciences Corp.	9,239,391
555,875	Corning, Inc.	11,628,905
703,441	EMC Corp.	18,528,636
629,252	Hewlett-Packard Co.	21,017,017
236,317	Intel Corp.	8,143,484
675,260	Jabil Circuit, Inc.	16,591,138
408,258	Lam Research Corp.	33,579,221
246,705	Microsoft Corp.	11,560,596
336,580	Symantec Corp.	8,288,283
72,959	Texas Instruments, Inc.	4,079,867
288,053	Vishay Intertechnology, Inc.	3,750,450
82,705	Western Digital Corp.	8,052,159
	TOTAL	203,112,236
	Materials—2.5%
31,249	Ashland, Inc.	3,981,123
185,907	Avery Dennison Corp.	11,509,502
88,071	Cabot Corp.	3,652,304
143,354	International Paper Co.	7,430,038
180,725	Rock-Tenn Co.	11,772,427
	TOTAL	38,345,394
	Telecommunication Services—1.4%
646,838	CenturyLink, Inc.	21,500,895
	Utilities—3.6%
62,841	Consolidated Edison Co.	3,886,087
50,623	Duke Energy Corp.	3,833,680
244,174	Entergy Corp.	18,671,986
240,311	Exelon Corp.	8,129,721
75,440	P G & E Corp.	4,033,777
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Utilities—continued
390,456	Public Service Enterprises Group, Inc.	$16,645,139
	TOTAL	55,200,390
	TOTAL INVESTMENTS—97.4% (IDENTIFIED COST $1,276,442,823)[1]	1,483,667,597
	OTHER ASSETS AND LIABILITIES - NET—2.6%[2]	39,241,721
	TOTAL NET ASSETS—100%	$1,522,909,318
At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]Euro STOXX 50 Long Futures	385	$13,713,700	June 2015	$(195,566)
3S&P 500 Index Long Futures	120	$63,180,000	June 2015	$505,766
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$310,200
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
6/23/2015	JPMorgan Chase	14,100,058 CAD	$11,194,818	$(139,133)
6/24/2015	Morgan Stanley Capital SE	22,484,000 EUR	$24,399,412	$(301,775)
6/24/2015	Morgan Stanley Capital SE	5,565,000 EUR	$6,004,273	$(109,501)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(550,409)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Also represents cost for federal tax purposes.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,372,768,727	$—	$—	$1,372,768,727
International	110,898,870	—	—	110,898,870
TOTAL SECURITIES	$1,483,667,597	$—	$—	$1,483,667,597
OTHER FINANCIAL INSTRUMENTS[1]	$310,200	$(550,409)	$—	$(240,209)
1	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.35	$24.30	$19.18	$17.54	$15.95	$15.70
Income From Investment Operations:
Net investment income	0.17	0.40	0.42[1]	0.57[1]	0.52[1]	0.45[1]
Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions	0.30	2.11	5.13	1.58	1.58	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.47	2.51	5.55	2.15	2.10	0.73
Less Distributions:
Distributions from net investment income	(0.17)	(0.40)	(0.43)	(0.58)	(0.51)	(0.48)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(1.48)	(1.06)	—	—	—	—
TOTAL DISTRIBUTIONS	(1.65)	(1.46)	(0.43)	(0.58)	(0.51)	(0.48)
Regulatory Settlement Proceeds[2]	—	—	0.00[3]	0.07	—	—
Net Asset Value, End of Period	$24.17	$25.35	$24.30	$19.18	$17.54	$15.95
Total Return[4]	1.92%	10.78%	29.31%[2]	12.75%[2]	13.28%	4.80%
Ratios to Average Net Assets:
Net expenses	1.12%[5,6]	1.12%[6]	1.13%[6]	1.13%	1.13%[6]	1.13%[6]
Net investment income	1.44%[5]	1.65%	1.89%	3.03%	2.98%	2.87%
Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	0.03%	0.04%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,087,198	$1,128,344	$1,129,857	$359,348	$344,681	$351,449
Portfolio turnover	50%	118%	123%	84%	123%	109%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.12%, 1.12%, 1.13%, 1.13% and 1.12% for the six months ended May 31, 2015, and for the years ended November 30, 2014, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.27	$24.26	$19.15	$17.52	$15.93	$15.68
Income From Investment Operations:
Net investment income	0.07	0.21	0.25[1]	0.43[1]	0.37[1]	0.32[1]
Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions	0.30	2.10	5.13	1.56	1.59	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.37	2.31	5.38	1.99	1.96	0.61
Less Distributions:
Distributions from net investment income	(0.07)	(0.24)	(0.27)	(0.43)	(0.37)	(0.36)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(1.48)	(1.06)	—	—	—	—
TOTAL DISTRIBUTIONS	(1.55)	(1.30)	(0.27)	(0.43)	(0.37)	(0.36)
Regulatory Settlement Proceeds[2]	—	—	0.00[3]	0.07	—	—
Net Asset Value, End of Period	$24.09	$25.27	$24.26	$19.15	$17.52	$15.93
Total Return[4]	1.52%	9.89%	28.32%[2]	11.85%[2]	12.37%	3.97%
Ratios to Average Net Assets:
Net expenses	1.91%[5,6]	1.92%[6]	1.89%[6]	1.91%	1.96%[6]	1.96%[6]
Net investment income	0.64%[5]	0.86%	1.14%	2.27%	2.14%	2.04%
Expense waiver/reimbursement[7]	0.00%[5,8]	0.01%	0.09%	0.02%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,260	$67,749	$72,282	$27,003	$24,097	$27,521
Portfolio turnover	50%	118%	123%	84%	123%	109%
1	Per share numbers have been calculated using the average shares method.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.91%, 1.92%, 1.89%, 1.95% and 1.95% for the six months ended May 31, 2015, and for the years ended November 30, 2014, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.30	$24.29	$19.17	$17.54	$15.95	$15.70
Income From Investment Operations:
Net investment income	0.08	0.21	0.25[1]	0.43[1]	0.38[1]	0.33[1]
Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions	0.31	2.10	5.14	1.56	1.58	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.39	2.31	5.39	1.99	1.96	0.61
Less Distributions:
Distributions from net investment income	(0.08)	(0.24)	(0.27)	(0.43)	(0.37)	(0.36)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(1.48)	(1.06)	—	—	—	—
TOTAL DISTRIBUTIONS	(1.56)	(1.30)	(0.27)	(0.43)	(0.37)	(0.36)
Regulatory Settlement Proceeds[2]	—	—	0.00[3]	0.07	—	—
Net Asset Value, End of Period	$24.13	$25.30	$24.29	$19.17	$17.54	$15.95
Total Return[4]	1.58%	9.90%	28.34%[2]	11.83%[2]	12.35%	3.97%
Ratios to Average Net Assets:
Net expenses	1.88%[5,6]	1.89%[6]	1.89%[6]	1.91%	1.96%[6]	1.96%[6]
Net investment income	0.67%[5]	0.88%	1.13%	2.28%	2.15%	2.08%
Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	0.03%	0.02%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$116,738	$122,977	$120,801	$39,707	$33,111	$33,660
Portfolio turnover	50%	118%	123%	84%	123%	109%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.88%, 1.89%, 1.89%, 1.95% and 1.95% for the six months ended May 31, 2015, and for the years ended November 30, 2014, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.36	$24.31	$19.19	$17.56	$15.96	$15.71
Income From Investment Operations:
Net investment income	0.14	0.34	0.37[1]	0.52[1]	0.47[1]	0.41[1]
Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions	0.30	2.11	5.13	1.56	1.59	0.27
TOTAL FROM INVESTMENT OPERATIONS	0.44	2.45	5.50	2.08	2.06	0.68
Less Distributions:
Distributions from net investment income	(0.14)	(0.34)	(0.38)	(0.52)	(0.46)	(0.43)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(1.48)	(1.06)	—	—	—	—
TOTAL DISTRIBUTIONS	(1.62)	(1.40)	(0.38)	(0.52)	(0.46)	(0.43)
Regulatory Settlement Proceeds[2]	—	—	0.00[3]	0.07	—	—
Net Asset Value, End of Period	$24.18	$25.36	$24.31	$19.19	$17.56	$15.96
Total Return[4]	1.80%	10.51%	28.98%[2]	12.38%[2]	12.97%	4.45%
Ratios to Average Net Assets:
Net expenses	1.35%[5,6]	1.36%[6]	1.38%[6]	1.41%	1.46%[6]	1.46%[6]
Net investment income	1.21%[5]	1.40%	1.71%	2.78%	2.67%	2.58%
Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	0.01%	0.02%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,278	$53,854	$44,121	$26,622	$23,396	$22,586
Portfolio turnover	50%	118%	123%	84%	123%	109%
1	Per share numbers have been calculated using the average shares method.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.35%, 1.36%, 1.38%, 1.45% and 1.45% for the six months ended May 31, 2015, and for the years ended November 30, 2014, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$25.35	$24.30	$20.22
Income From Investment Operations:
Net investment income	0.15	0.36	0.31[2]
Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions	0.30	2.11	4.07
TOTAL FROM INVESTMENT OPERATIONS	0.45	2.47	4.38
Less Distributions:
Distributions from net investment income	(0.15)	(0.36)	(0.30)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(1.48)	(1.06)	—
TOTAL DISTRIBUTIONS	(1.63)	(1.42)	(0.30)
Regulatory Settlement Proceeds[3]	—	—	0.00[4]
Net Asset Value, End of Period	$24.17	$25.35	$24.30
Total Return[5]	1.83%	10.59%	21.81%[3]
Ratios to Average Net Assets:
Net expenses	1.28%[6,7]	1.29%[7]	1.27%[6,7]
Net investment income	1.27%[6]	1.48%	1.65%[6]
Expense waiver/reimbursement[8]	0.25%[6]	0.25%	0.25%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,825	$25,145	$24,833
Portfolio turnover	50%	118%	123%[9]
1	Reflects operations for the period from January 25, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00%.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.28%, 1.29% and 1.27% for the six months ended May 31, 2015, and for the year ended November 30, 2014, and the period ended November 30, 2013, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,		Period Ended 11/30/2012[1]
		2014	2013
Net Asset Value, Beginning of Period	$25.34	$24.29	$19.18	$19.38
Income From Investment Operations:
Net investment income	0.20	0.46	0.46[2]	0.45[2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.30	2.12	5.14	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.50	2.58	5.60	0.17
Less Distributions:
Distributions from net investment income	(0.20)	(0.47)	(0.49)	(0.44)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.48)	(1.06)	—	—
TOTAL DISTRIBUTIONS	(1.68)	(1.53)	(0.49)	(0.44)
Regulatory Settlement Proceeds[3]	—	—	0.00[4]	0.07
Net Asset Value, End of Period	$24.16	$25.34	$24.29	$19.18
Total Return[5]	2.05%	11.08%	29.58%[3]	1.29%[3]
Ratios to Average Net Assets:
Net expenses	0.85%[6,7]	0.85%[7]	0.89%[7]	0.89%[6]
Net investment income	1.68%[6]	1.93%	2.04%	3.57%[6]
Expense waiver/reimbursement[8]	0.00%[6,9]	0.00%[9]	0.01%	0.03%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$172,609	$255,673	$180,394	$7,169
Portfolio turnover	50%	118%	123%	84%[10]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.36%, respectively.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.85%, 0.85% and 0.89% for the six months ended May 31, 2015, and for the years ended November 30, 2014 and 2013, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Represents less than 0.01%.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value (identified cost $1,276,442,823)		$1,483,667,597
Restricted cash (Note 2)		3,887,837
Income receivable		4,421,638
Receivable for investments sold		66,967,227
Receivable for shares sold		775,401
TOTAL ASSETS		1,559,719,700
Liabilities:
Payable for investments purchased	$16,041,920
Payable for shares redeemed	1,113,165
Unrealized depreciation on foreign exchange contracts	550,409
Bank overdraft	17,534,335
Payable for daily variation margin	787,835
Payable for Directors'/Trustees' fees (Note 5)	2,222
Payable for distribution services fee (Note 5)	134,349
Payable for other service fees (Notes 2 and 5)	288,478
Accrued expenses (Note 5)	357,669
TOTAL LIABILITIES		36,810,382
Net assets for 63,026,224 shares outstanding		$1,522,909,318
Net Assets Consist of:
Paid-in capital		$1,300,100,676
Net unrealized appreciation of investments, futures contracts, written options and translation of assets and liabilities in foreign currency		206,977,901
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		15,205,022
Undistributed net investment income		625,719
TOTAL NET ASSETS		$1,522,909,318
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share $1,087,198,412 ÷ 44,980,752 shares outstanding, $0.001 par value, 400,000,000 shares authorized	$24.17
Offering price per share (100/94.50 of $24.17)	$25.58
Redemption proceeds per share	$24.17
Class B Shares:
Net asset value per share $65,260,320 ÷ 2,708,576 shares outstanding, $0.001 par value, 200,000,000 shares authorized	$24.09
Offering price per share	$24.09
Redemption proceeds per share (94.50/100 of $24.09)	$22.77
Class C Shares:
Net asset value per share $116,738,454 ÷ 4,838,775 shares outstanding, $0.001 par value, 400,000,000 shares authorized	$24.13
Offering price per share	$24.13
Redemption proceeds per share (99.00/100 of $24.13)	$23.89
Class F Shares:
Net asset value per share ($57,278,005 ÷ 2,368,405 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$24.18
Offering price per share (100/99.00 of $24.18)	$24.42
Redemption proceeds per share (99.00/100 of $24.18)	$23.94
Class R Shares:
Net asset value per share $23,824,828 ÷ 985,635 shares outstanding, $0.001 par value, 300,000,000 shares authorized	$24.17
Offering price per share	$24.17
Redemption proceeds per share	$24.17
Institutional Shares:
Net asset value per share $172,609,299 ÷ 7,144,081 shares outstanding, $0.001 par value, 400,000,000 shares authorized	$24.16
Offering price per share	$24.16
Redemption proceeds per share	$24.16
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Dividends (including $14,821 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $489,827)			$20,428,657
Expenses:
Investment adviser fee (Note 5)		$4,802,038
Administrative fee (Note 5)		625,999
Custodian fees		30,162
Transfer agent fee (Note 2)		1,197,730
Directors'/Trustees' fees (Note 5)		9,147
Auditing fees		13,388
Legal fees		5,495
Portfolio accounting fees		103,513
Distribution services fee (Note 5)		825,389
Other service fees (Notes 2 and 5)		1,672,476
Share registration costs		52,091
Printing and postage		60,742
Taxes		59,821
Miscellaneous (Note 5)		13,710
TOTAL EXPENSES		9,471,701
Reimbursement, Waiver and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(21,051)
Waiver of other operating expenses (Notes 5)	(30,166)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,950)
TOTAL REIMBURSEMENT, WAIVER AND REDUCTION		(54,167)
Net expenses			9,417,534
Net investment income			11,011,123
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			63,698,527
Net realized gain on futures contracts			1,282,708
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(45,007,280)
Net change in unrealized appreciation of futures contracts			(955,825)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			19,018,130
Change in net assets resulting from operations			$30,029,253
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,011,123	$25,660,243
Net realized gain on investments, futures contracts, written options and foreign currency transactions	64,981,235	138,035,536
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options and translation of assets and liabilities in foreign currency	(45,963,105)	779,490
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,029,253	164,475,269
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,742,328)	(18,689,387)
Class B Shares	(204,765)	(696,984)
Class C Shares	(384,436)	(1,219,873)
Class F Shares	(325,356)	(685,992)
Class R Shares	(148,977)	(362,717)
Institutional Shares	(1,952,155)	(4,296,706)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions
Class A Shares	(65,822,104)	(49,116,133)
Class B Shares	(3,969,852)	(3,132,313)
Class C Shares	(7,188,055)	(5,241,512)
Class F Shares	(3,178,136)	(1,948,852)
Class R Shares	(1,450,293)	(1,091,818)
Institutional Shares	(15,172,359)	(8,035,782)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(107,538,816)	(94,518,069)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Share Transactions:
Proceeds from sale of shares	$84,696,874	$222,919,505
Net asset value of shares issued to shareholders in payment of distributions declared	99,314,574	87,987,275
Cost of shares redeemed	(237,335,062)	(299,408,453)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(53,323,614)	11,498,327
Change in net assets	(130,833,177)	81,455,527
Net Assets:
Beginning of period	1,653,742,495	1,572,286,968
End of period (including undistributed net investment income of $625,719 and $372,613, respectively)	$1,522,909,318	$1,653,742,495
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended May 31, 2015, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$807,604
Class B Shares	63,660
Class C Shares	95,659
Class F Shares	36,529
Class R Shares	38,011
Institutional Shares	156,267
TOTAL	$1,197,730
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,371,515
Class B Shares	82,732
Class C Shares	149,316
Class F Shares	68,913
TOTAL	$1,672,476
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $46,640,004. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $306,508 and $38,600, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Semi-Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to increase yield and income and to manage individual security risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2015, the Fund had no outstanding written option contracts.
Semi-Annual Shareholder Report

The average market value of purchased call options held by the Fund throughout the period was $653,143. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$(310,200)*
Foreign exchange contracts	Payable for foreign exchange contracts	$(550,409)
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(860,609)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Option Contracts Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$97,519	$97,519
Equity contracts	1,282,708	(2,555,520)	—	(1,272,812)
TOTAL	$1,282,708	$(2,555,520)	$97,519	$(1,175,293)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Option Contracts Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(550,409)	$(550,409)
Equity contracts	(955,825)	(1,260,480)	—	(2,216,305)
TOTAL	$(955,825)	$(1,260,480)	$(550,409)	$(2,766,714)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,382,363	$33,278,152	3,118,885	$75,499,072
Shares issued to shareholders in payment of distributions declared	2,849,298	68,751,688	2,650,318	63,315,567
Shares redeemed	(3,764,760)	(90,518,003)	(7,754,612)	(187,932,876)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	466,901	$11,511,837	(1,985,409)	$(49,118,237)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	220,379	$5,283,232	406,507	$9,791,835
Shares issued to shareholders in payment of distributions declared	159,195	3,830,422	149,364	3,553,426
Shares redeemed	(351,593)	(8,427,672)	(854,605)	(20,683,482)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	27,981	$685,982	(298,734)	$(7,338,221)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	315,286	$7,572,991	607,152	$14,670,974
Shares issued to shareholders in payment of distributions declared	280,546	6,758,651	240,211	5,723,829
Shares redeemed	(616,881)	(14,787,037)	(961,551)	(23,256,830)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(21,049)	$(455,395)	(114,188)	$(2,862,027)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	235,399	$5,661,522	418,163	$10,129,837
Shares issued to shareholders in payment of distributions declared	135,624	3,275,259	101,918	2,435,633
Shares redeemed	(126,049)	(3,041,046)	(211,488)	(5,136,722)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	244,974	$5,895,735	308,593	$7,428,748
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class R Shares:	Shares	Amount	Shares	Amount
Share sold	138,573	$3,333,051	267,531	$6,499,720
Shares issued to shareholders in payment of distributions declared	63,723	1,537,612	58,651	1,400,315
Shares redeemed	(208,589)	(5,012,886)	(356,155)	(8,620,160)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(6,293)	$(142,223)	(29,973)	$(720,125)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Share sold	1,223,309	$29,567,926	4,416,240	$106,328,067
Shares issued to shareholders in payment of distributions declared	628,606	15,160,942	483,151	11,558,505
Shares redeemed	(4,797,450)	(115,548,418)	(2,236,301)	(53,778,383)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,945,535)	$(70,819,550)	2,663,090	$64,108,189
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,233,021)	$(53,323,614)	543,379	$11,498,327
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $1,267,442,823. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $207,224,774. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $224,234,703 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,009,929.
As of November 30, 2014, for federal income tax purposes, the Fund had $227,304 in straddle loss deferrals.
At November 30, 2014, the Fund had a capital loss carryforward of $44,147,633 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$44,147,633	NA	$44,147,633
As a result of the April 2013 tax-free transfer of assets from Federated Capital Appreciation Fund, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$248,196	$—
Class C Shares	447,947	—
Class F Shares	68,913	—
Class R Shares	60,333	(30,166)
TOTAL	$825,389	$(30,166)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $222,136 of fees paid by the Fund. For the six months ended May 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $34,815 in sales charges from the sale of Class A Shares. FSC also retained $42,070 of CDSC relating to redemptions of Class B Shares, $2,045 relating to redemptions of Class C Shares and $7,615 relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended May 31, 2015, FSSC received $159,623 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expense allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.34% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $6,922,748.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $21,051. Transactions involving the affiliated holding during the six months ended May 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2014	2,284,168
Purchases/Additions	408,653,568
Sales/Reductions	(410,937,736)
Balance of Shares Held 5/31/2015	—
Value	$—
Dividend Income	$14,821
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2015, the Fund's expenses were reduced by $2,950 under these arrangements.
Semi-Annual Shareholder Report

7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$771,186,949
Sales	$939,602,282
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,019.20	$5.64
Class B Shares	$1,000	$1,015.20	$9.60
Class C Shares	$1,000	$1,015.80	$9.45
Class F Shares	$1,000	$1,018.00	$6.79
Class R Shares	$1,000	$1,018.30	$6.44
Institutional Shares	$1,000	$1,020.50	$4.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.35	$5.64
Class B Shares	$1,000	$1,015.41	$9.60
Class C Shares	$1,000	$1,015.56	$9.45
Class F Shares	$1,000	$1,018.20	$6.79
Class R Shares	$1,000	$1,018.55	$6.44
Institutional Shares	$1,000	$1,020.69	$4.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.12%
Class B Shares	1.91%
Class C Shares	1.88%
Class F Shares	1.35%
Class R Shares	1.28%
Institutional Shares	0.85%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Equity Income Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Semi-Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313915100
CUSIP 313915209
CUSIP 313915308
CUSIP 313915407
CUSIP 313915605
CUSIP 313915506
8110102 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015